Specific Items - Summary of Specific Items (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Total revenue		£ (23,428)	£ (23,723)	£ (24,062)
Operating costs
Total operating costs		20,007	20,342	20,895
Operating loss		(3,421)	(3,381)	(3,167)
Net finance expense
Total net finance expense		756	764	804
Net specific items charge before tax		(2,666)	(2,616)	(2,354)
Taxation
Total taxation		507	584	446
Net specific items charge after tax		(2,159)	(2,032)	(1,908)
Specific Items [Member]
Revenue
Italian business investigation				22
Retrospective regulatory matters		31	23	(2)
Total revenue	[1]	31	23	20
Operating costs
EE acquisition warranty claims			225
Restructuring charges		386	241	0
EE integration costs			46	215
Property rationalisation costs		36	28
Pension equalisation costs		26
Retrospective regulatory matters		(4)	26	481
Italian business investigation		(55)	22	238
Out of period irrecoverable VAT				30
Profit (loss) on disposal of businesses		5	(1)	(16)
Total operating costs	[1]	394	587	948
Operating loss	[1]	425	610	968
Net finance expense
Interest expense on retirement benefit obligation		139	218	209
Interest on out of period irrecoverable VAT				1
Total net finance expense	[1]	139	218	210
Net specific items charge before tax	[1]	564	828	1,178
Taxation
Tax credit on specific items above		(112)	(87)	(154)
Tax credit on re-measurement of deferred tax				(63)
Total taxation	[1]	(112)	(87)	(217)
Net specific items charge after tax	[1]	£ 452	£ 741	£ 961

[1]	For a definition of specific items, see page [•]. An analysis of specific items is provided in note 10.